Provisions for employees' benefits - Net of post-employment benefits (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Liabilities for employee benefits
Opening balance	$ 22,467,519	$ 24,830,977
Effect of business combination	0	847,099
Current service cost	147,480	132,352
Past service cost	114,162	129,328
Interest expense	1,483,628	1,353,138
Transferred benefits	0	(577)
Actuarial (gains) losses	(444,099)	(3,376,966)
Benefits paid	(1,589,670)	(1,437,374)
Foreign currency translation	126,152	(10,458)
Closing balance	22,305,172	22,467,519
Plan assets
Opening balance	12,068,525	13,172,965
Effect of business combination	0	11,004
Return on assets	804,530	691,951
Contributions to funds	125,788	504,511
Benefits paid	(1,087,060)	(1,427,264)
Actuarial (losses) gains	(1,512,973)	(884,642)
Closing balance	10,398,810	12,068,525
Net post-employment benefits liability	11,906,362	10,398,994
Pension and pension bonds
Liabilities for employee benefits
Opening balance	14,520,592	16,320,383
Effect of business combination	0	545,319
Current service cost	51,756	10,948
Past service cost	0	3,545
Interest expense	953,146	867,644
Transferred benefits	0	0
Actuarial (gains) losses	(1,805,907)	(2,285,738)
Benefits paid	(981,486)	(931,051)
Foreign currency translation	102,047	(10,458)
Closing balance	12,840,148	14,520,592
Plan assets
Opening balance	12,040,229	13,157,729
Effect of business combination	0	0
Return on assets	802,711	691,584
Contributions to funds	0	0
Benefits paid	(961,931)	(924,924)
Actuarial (losses) gains	(1,513,537)	(884,160)
Closing balance	10,367,472	12,040,229
Net post-employment benefits liability	2,472,676	2,480,363
Other member
Liabilities for employee benefits
Opening balance	7,946,927	8,510,594
Effect of business combination	0	301,780
Current service cost	95,724	121,404
Past service cost	114,162	125,783
Interest expense	530,482	485,494
Transferred benefits	0	(577)
Actuarial (gains) losses	1,361,808	(1,091,228)
Benefits paid	(608,184)	(506,323)
Foreign currency translation	24,105	0
Closing balance	9,465,024	7,946,927
Plan assets
Opening balance	28,296	15,236
Effect of business combination	0	11,004
Return on assets	1,819	367
Contributions to funds	125,788	504,511
Benefits paid	(125,129)	(502,340)
Actuarial (losses) gains	564	(482)
Closing balance	31,338	28,296
Net post-employment benefits liability	$ 9,433,686	$ 7,918,631